FAIR VALUE OF ASSETS AND LIABILITIES (Schedule of Additional Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loans
Beginning balance	¥ 791,681	¥ 371,033
Purchases of loans	1,149,731	752,801
Collection of principal	(861,994)	(270,278)
Change in fair value	(4,321)	(61,875)
Ending balance	1,075,097	791,681
Changes in fair value related to balance outstanding at the end of the year	(3,545)	(66,678)
Payable to investors
Beginning balance	113,445	418,686
Contribution from investors of Consolidated ABFE		197,730
Interest and penalties received	268,565	50,294
Deductibles expenses associated with the Consolidated ABFE operating	(27,376)	(8,691)
Principal and interest payments to investors of Consolidated ABFE	(96,336)	(522,823)
Change in fair value	(250,605)	(21,751)
Ending balance	7,693	113,445
Changes in fair value related to balance outstanding at the end of the year	¥ (250,171)	¥ (13,394)